Average Annual Total Returns (High Yield Bond Portfolio Annuity)	High Yield Bond Portfolio High Yield Bond Portfolio - High Yield Bond Portfolio 1/1/2014 - 12/31/2014	Barclays U.S. Corporate High Yield Bond Index High Yield Bond Portfolio High Yield Bond Portfolio - High Yield Bond Portfolio 1/1/2014 - 12/31/2014	High-Yield Corporate Composite Index High Yield Bond Portfolio High Yield Bond Portfolio - High Yield Bond Portfolio 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.40%	2.45%	3.34%
Five Years	8.34%	9.03%	8.47%
Ten Years	6.26%	7.74%	none